PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 1,074.2		$ 1,104.2
Proceeds on property dispositions	23.0		910.2
Deferred proceeds collected	20.0
Impairment loss	91.0	[1]	634.4
Assets held for sale	16.0		0.0
Liabilities associated with assets held for sale	16.0		0.0
Cost or deemed cost
Disclosure of detailed information about property, plant and equipment [line items]
Costs capitalized to PP&E	67.6		121.5
Property, plant and equipment	4,053.9		3,905.6	$ 6,929.6
Disposals, property, plant and equipment			3,154.9
Accumulated depletion, amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,963.7		2,801.4	3,963.1
Disposals, property, plant and equipment			1,873.7
Impairment			$ 504.4
Lindbergh project
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of debt	6.50%		5.70%
Future development costs
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,600.0		$ 4,900.0
Northern and Southern GCUs
Disclosure of detailed information about property, plant and equipment [line items]
Assets held for sale	0.0
Oil and natural gas assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,068.4		1,097.4
Oil and natural gas assets | Cost or deemed cost
Disclosure of detailed information about property, plant and equipment [line items]
Costs capitalized to PP&E	66.7		120.7
Property, plant and equipment	3,965.1		3,817.7	6,838.8
Disposals, property, plant and equipment			3,151.2
Oil and natural gas assets | Accumulated depletion, amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,880.7		2,720.3	$ 3,882.7
Disposals, property, plant and equipment			1,871.2
Impairment			504.4
Southern Alberta
Disclosure of detailed information about property, plant and equipment [line items]
Assets held for sale	16.0
Liabilities associated with assets held for sale	16.0
General and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Costs capitalized to PP&E	1.7		2.3
Interest expense | Lindbergh project
Disclosure of detailed information about property, plant and equipment [line items]
Costs capitalized to PP&E	$ 2.4		$ 3.7

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}